Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net (loss)	$ 2,629,724	$ (9,292,535)	$ 5,738,017	$ (8,560,232)	$ (12,456,056)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	31,116,305	31,116,305	31,116,305	18,823,444	25,360,688
Basic and diluted net (loss) per ordinary share					$ (0.49)
Class B [Member]
Numerator:
Allocation of net (loss)	$ 657,431	$ (2,323,134)	$ 1,434,504	$ (3,375,220)	$ (3,738,606)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	7,779,076	7,779,076	7,779,076	7,421,910	7,611,848
Basic and diluted net (loss) per ordinary share					$ (0.49)